Equity	6 Months Ended
Jun. 30, 2026
Equity [Abstract]
EQUITY
11.	EQUITY

Ordinary shares

The Company was established as a holding company under the laws of Cayman Islands on July 16, 2020. The Company's original authorized share capital was $50,000 divided into 50,000 shares of par value $1.00 each. On December 18, 2020, the Company subdivided and reorganized its authorised share capital from $50,000 divided into 50,000 shares of par value $1.00 each to $50,000 divided into 400,000,000 Class A ordinary Shares of par value $0.0001 each and 100,000,000 Class B ordinary Shares of par value $0.0001 each.

On September 8, 2026, the Company effected a 1-for-15 share consolidation of its authorised, issued and outstanding Class A ordinary shares and Class B ordinary shares. As a result, the authorized share capital was consolidated from $50,000 divided into 400,000,000 Class A ordinary shares of par value $0.0001 each and 100,000,000 Class B ordinary shares of par value $0.0001 each to $50,000 divided into 26,666,667 Class A ordinary shares of par value $0.0015 each and 6,666,667 Class B ordinary shares of par value $0.0015 each. In accordance with ASC 260, all historical share and per share amounts presented in these financial statements have been retroactively adjusted to reflect the effects of this share consolidation.

As of June 30, 2026 and December 31, 2025, 2,707,836 Class A ordinary shares and 2,792,000 Class B ordinary shares were issued and outstanding.

Statutory reserves

The Company is required to make appropriations to certain reserve funds, comprising the statutory surplus reserve and the discretionary surplus reserve, based on after-tax net income determined in accordance with generally accepted accounting principles of the PRC (“PRC GAAP”). Appropriations to the statutory surplus reserve are required to be at least 10% of the after-tax net income determined in accordance with PRC GAAP until the reserve is equal to 50% of the entity’s registered capital. Appropriations to the discretionary surplus reserve are made at the discretion of the Board of Directors. The statutory reserve as determined pursuant to PRC statutory laws totaled approximately $7.3 million and $7.3 million as of June 30, 2026 and December 31, 2025, respectively.

Restricted assets

The Company’s ability to pay dividends is primarily dependent on the Company receiving distributions of funds from its subsidiary. Relevant PRC statutory laws and regulations permit payments of dividends by Shengfeng WFOE and its subsidiaries, Shengfeng VIE and its subsidiaries (collectively “Shengfeng PRC entities”) only out of retained earnings, if any, as determined in accordance with PRC accounting standards and regulations. The results of operations reflected in the accompanying unaudited condensed consolidated financial statements prepared in accordance with U.S. GAAP differ from those reflected in the statutory financial statements of Shengfeng PRC entities.

Shengfeng PRC entities are required to set aside at least 10% of their after-tax profits each year, if any, to fund certain statutory reserve funds until such reserve funds reach 50% of its registered capital. In addition, Shengfeng PRC entities may allocate a portion of their after-tax profits based on PRC accounting standards to enterprise expansion fund and staff bonus and welfare fund at their discretion. Shengfeng PRC entities may allocate a portion of their after-tax profits based on PRC accounting standards to a discretionary surplus fund at its discretion. The statutory reserve funds and the discretionary funds are not distributable as cash dividends. Remittance of dividends by a wholly foreign-owned company out of China is subject to examination by the banks designated by State Administration of Foreign Exchange.

As a result of the foregoing restrictions, Shengfeng PRC entities are restricted in their ability to transfer their assets to the Company. Foreign exchange and other regulation in the PRC may further restrict Shengfeng PRC entities from transferring funds to the Company in the form of dividends, loans and advances. As of June 30, 2026 and December 31, 2025, amounts restricted are the paid-in-capital and statutory reserve of Shengfeng PRC entities, which amounted to approximately $89.5 million and $89.5 million, respectively.